Other Assets and Receivables - Summary of Receivables (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Other Assets And Receivables [abstract]
Loans to associates	€ 8	€ 8
Receivables from policyholders	137	142
Receivables from brokers and agents	239	256
Cash outstanding from assets sold	133	134
Trade receivables	178	881
Cash collateral	516	3,372
Income tax receivable	172	294
Other	2,194	2,899
Expected credit losses	(10)	(129)
Receivables	3,567	7,857
Current	3,564	7,843
Non-current	€ 2	€ 13